Shareholder Report, Holdings (Details) - Overseas SMA Completion Portfolio	Feb. 28, 2025
ASR Nederland NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
TOPPAN Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Piraeus Financial Holdings SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Sankyo Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Shimamura Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dai-ichi Life Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
TP Icap Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BT Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Just Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	40.80%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.50%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.70%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
GREECE
Holdings [Line Items]
Percent of Net Asset Value	4.60%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Other Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%